Schedule of retention receivables, net (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Retention Receivables Net
Retention receivables	$ 176,445	£ 128,593		£ 237,726
Less: allowance for expected credit losses	(35,384)	(25,788)	$ (32,972)	(24,030)	£ (40,259)
Total retention receivables, net	$ 141,061	£ 102,805		£ 213,696